Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of warrant activity

Shares
Balance December 31, 2024	3,261
Issued	108,156
Exercised	—
Cancelled	—
Balance March 31, 2025	111,417

	Shares
Balance December 31, 2022	134
Issued	24,768	(1)
Exercised	(14,114)	(2)
Cancelled	(1)
Balance December 31, 2023	10,757
Issued	—
Exercised	(7,490)	(3)
Cancelled	(6)
Balance December 31, 2024	3,261
(1)	Warrants issued in 2023 includes: 18,907 common stock purchase warrants, of which 1,517 are classifies as liability warrants, 5,469 pre-funded warrants, and 360 representative’s warrants.
(2)	Warrants exercised in 2023 includes: 7,520 common stock purchase warrants at an exercise price range of $478.50 per share and $333.50 per share, 1,155 common stock purchase warrants (liability warrants) exercised with the alternative cashless option, 669 pre-funded warrants at an exercise price range of $1.50 and $0.25 per share.
(3)	Warrants exercised in 2024 includes: 73 common stock purchase warrants and 7,425 common stock purchase warrants (liability warrants) exercised with the alternative cash less option.

Schedule of changes in the fair value of warrant liabilities

Common Stock
Purchase Warrants
Fair value as of December 31, 2024	$20
Additions : Fair value as of February 18, 2025 (issuance date)	4,758
Gain on changes in fair value of liability warrants	(3,662)
Fair value as of March 31, 2025	$1,116

Common Stock
Purchase Warrants
Fair value as of February 8, 2023 (issuance date)	$10,363
Fair value of liability warrants in excess of proceeds, at issuance	(164)
Exercises of liability warrants	(6,249)
Gain on changes in fair value of liability warrants	(3,878)
Fair value as of December 31, 2023	$72
Gain on changes in fair value of liability warrants	(52)
Fair value as of December 31, 2024	$20

Black-Scholes model
Schedule of Warrant Assumptions Used to Calculate Fair Value

	Cash Exercise	Cashless Exercise
Stock Price	$9.00	$9.00
Exercise Price	$232.00	$0.00
Term (years)	3.00	3.00
Volatility	118.9%	118.9%
Risk Free Rate	3.853%	3.853%
Dividend Yield	0%	0%

	Warrants	Strike Price	Volatility	Expected Term	Risk Free Rate
Pre-funded warrants - February 2023	63	$0.25	96.5%	5.0	3.78%
Representative’s warrants - February 2023	51	$12,760.00	96.5%	5.0	3.79%
Common stock warrants - April 2023	553	$4,451.50	88.4%	5.5	3.56%
Pre-funded warrants - April 2023	352	$0.25	88.4%	5.5	3.56%
Representative’s warrants - April 2023	28	$4,901.00	96.3%	5.0	3.57%
Common stock warrants - October 2023	9,414	$478.50	89.1%	5.0	4.74%
Pre-funded warrants - October 2023	5,056	$1.50	89.1%	5.0	4.74%
Representative’s warrants - October 2023	314	$526.25	89.2%	5.0	4.74%

	Cash Exercise	Cashless Exercise
Stock Price	$8,562.25	$8,562.25
Exercise Price	$23,200	$0.00
Term (years)	5.00	5.00
Volatility	96.50%	96.50%
Risk Free Rate	3.784%	3.784%
Dividend Yield	0%	0%

Monte Carlo Simulation Model
Schedule of Warrant Assumptions Used to Calculate Fair Value

	Warrants	Strike Price	Volatility	Expected Term	Risk Free Rate
Common stock warrants - November 2023	7,425	$333.50	86.9%	5.5	4.40%